PROPERTY, PLANT AND EQUIPMENT - Disclosure of net book value of property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Beginning balance	$ 1,770,102	$ 1,286,001
Cariboo acquisition		126,194
Deemed disposition		(13,342)
Net additions	442,249	401,294
Changes in rehabilitation provision	(10,355)	1,481
Depletion and amortization	(116,457)	(79,734)
Foreign exchange translation	(40,087)	48,208
Ending balance	2,045,452	1,770,102
Gibraltar Mines [Member]
Disclosure of subsidiaries [line items]
Beginning balance	925,911	805,508
Cariboo acquisition		126,194
Deemed disposition		(13,342)
Net additions	172,405	86,372
Changes in rehabilitation provision	(18,631)	445
Depletion and amortization	(115,319)	(79,266)
Foreign exchange translation	0	0
Ending balance	964,366	925,911
Florence Copper [Member]
Disclosure of subsidiaries [line items]
Beginning balance	800,935	441,107
Cariboo acquisition		0
Deemed disposition		0
Net additions	259,354	310,584
Changes in rehabilitation provision	8,276	1,036
Depletion and amortization	(756)	0
Foreign exchange translation	(40,087)	48,208
Ending balance	1,027,722	800,935
Yellowhead [Member]
Disclosure of subsidiaries [line items]
Beginning balance	25,762	22,826
Cariboo acquisition		0
Deemed disposition		0
Net additions	7,951	3,049
Changes in rehabilitation provision	0	0
Depletion and amortization	(37)	(113)
Foreign exchange translation	0	0
Ending balance	33,676	25,762
Aley [Member]
Disclosure of subsidiaries [line items]
Beginning balance	17,173	15,884
Cariboo acquisition		0
Deemed disposition		0
Net additions	1,228	1,289
Changes in rehabilitation provision	0	0
Depletion and amortization	0	0
Foreign exchange translation	0	0
Ending balance	18,401	17,173
Other [Member]
Disclosure of subsidiaries [line items]
Beginning balance	321	676
Cariboo acquisition		0
Deemed disposition		0
Net additions	1,311	0
Changes in rehabilitation provision	0	0
Depletion and amortization	(345)	(355)
Foreign exchange translation	0	0
Ending balance	$ 1,287	$ 321